Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Financial Instruments Measured at Fair Value on Recurring Basis
The following table summarizes the financial instruments measured at fair value on a recurring basis classified in the fair value hierarchy (Level 1, 2 or 3) based on the inputs used for valuation in the accompanying consolidated balance sheets:

	As of December 31, 2013				As of December 31, 2012
Assets (liabilities) in millions	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Available-for-sale investments	$—	$—	$—	$—	$—	$13.4	$—	$13.4
Interest rate swap assets	—	2.6	—	2.6	—	—	—	—
Interest rate swap liabilities	—	(2.6)	—	(2.6)	—	(5.0)	—	(5.0)
Currency forward contracts asset	0.7	—	—	0.7	0.5	—	—	0.5
Currency forward contracts liability	(11.5)	—	—	(11.5)	(7.1)	—	—	(7.1)
Cross currency swaps	—	(2.4)	—	(2.4)	—	—	—	—
Note hedge derivatives	—	514.8	—	514.8	—	—	—	—
Conversion option derivative	—	(506.5)	—	(506.5)	—	—	—	—
Warrant derivative	—	(270.5)	—	(270.5)	—	—	—	—
Contingent consideration related to acquisitions	—	—	(35.2)	(35.2)	—	—	(24.9)	(24.9)
Total	$(10.8)	$(264.6)	$(35.2)	$(310.6)	$(6.6)	$8.4	$(24.9)	$(23.1)

Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table summarizes changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended December 31, 2013 and 2012:

In millions	Contingent Consideration Related to Acquisitions	Total
Balance at December 31, 2011	$(90.8)	$(90.8)
Total unrealized losses included in earnings	(15.0)	(15.0)
Acquisitions	80.9	80.9
Balance at December 31, 2012	$(24.9)	$(24.9)
Total unrealized losses included in earnings	(6.2)	(6.2)
Payment of contingent consideration	15.9	15.9
Acquisitions, purchases, sales, redemptions and maturities	(20.0)	(20.0)
Balance at December 31, 2013	$(35.2)	$(35.2)
The amount of total losses in 2012 included in earnings attributable to the change in unrealized losses relating to assets and liabilities still held at December 31, 2012	$(15.0)
The amount of total losses in 2013 included in earnings attributable to the change in unrealized losses relating to assets and liabilities still held at December 31, 2013	$(6.2)
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(1)
Amounts included in earnings are recorded to non-operating expense (income) in the consolidated statement of operations, except for the amounts for contingent consideration related to acquisitions, for which changes to the fair value were recorded to marketing and administration in the consolidated statement of operations for fair market value adjustments and to interest expense for accretion.

Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents the carrying amount and estimated fair value of our outstanding short-term debt, long-term debt and capital lease obligations as of December 31, 2013 and December 31, 2012:

	As of December 31, 2013		As of December 31, 2012
In millions	Carrying Amount	Estimated Fair Value (1)	Carrying Amount	Estimated Fair Value (1)
Total debt and capital lease obligations	$3,576.2	$2,681.2	$2,368.3	$1,736.2
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(1)
Fair value of our debt, excluding our 2018 and 2021 Notes and our 2019 Notes and Second Lien Term Loan, is calculated using a discounted cash flow model with consideration for our non-performance risk (Level 3 assumptions). The estimated fair value of our 2018 and 2021 Notes and 2019 Notes and Second Lien Term Loan, were based on a broker quotation (Level 1). The estimated fair value of our solar energy system debt related to sale-leasebacks is significantly lower than the carrying value of such debt because the fair value estimate is based on the fair value of our fixed lease payments over the term of the leases (Level 3 assumptions). Under real estate accounting, this debt is recorded as a financing obligation, and substantially all of our lease payments are recorded as interest expense with little to no reduction in our debt balance over the term of the lease. As a result, our outstanding sale-leaseback debt obligations will generally result in a one-time gain recognition at the end of the leases for the full amount of the debt. The timing difference between expense and gain recognition will result in increased expense during the term of the leases with a significant book gain at the end of the lease.